Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 97.6%
Aerospace & Defense — 4.1%
Curtiss-Wright Corp.	12,606	$1,892,917
Hexcel Corp.	12,546	746,110
Raytheon Technologies Corp.	54,340	5,383,464
		8,022,491
Agriculture — 3.5%
Philip Morris International, Inc.	72,513	6,811,871
Apparel — 0.4%
Deckers Outdoor Corp.*	2,740	750,130
Auto Parts & Equipment — 0.8%
BorgWarner, Inc.	41,084	1,598,168
Banks — 10.2%
JPMorgan Chase & Co.	27,718	3,778,518
Northern Trust Corp.	22,890	2,665,540
The Goldman Sachs Group, Inc.	14,087	4,650,119
Wells Fargo & Co.	175,937	8,525,907
		19,620,084
Biotechnology — 4.9%
Amgen, Inc.	21,281	5,146,172
Bio-Rad Laboratories, Inc., Class A*	4,780	2,692,239
Regeneron Pharmaceuticals, Inc.*	2,210	1,543,508
		9,381,919
Chemicals — 1.3%
The Mosaic Co.	37,410	2,487,765
Commercial Services — 3.2%
FleetCor Technologies, Inc.*	13,245	3,298,800
Robert Half International, Inc.	24,986	2,852,901
		6,151,701
Computers — 3.1%
Cognizant Technology Solutions Corp., Class A	49,078	4,400,824
Maximus, Inc.	20,526	1,538,424
		5,939,248
Distribution & Wholesale — 2.0%
LKQ Corp.	84,844	3,852,766
Diversified Financial Services — 0.9%
Capital One Financial Corp.	12,999	1,706,639
Electric — 1.0%
IDACORP, Inc.	17,400	2,007,264
Electrical Components & Equipment — 2.7%
Acuity Brands, Inc.	6,525	1,235,182
Emerson Electric Co.	40,711	3,991,714
		5,226,896
Electronics — 1.2%
Keysight Technologies, Inc.*	14,724	2,325,950
Engineering & Construction — 0.9%
EMCOR Group, Inc.	15,080	1,698,460
	Number of Shares	Value†

Healthcare Products — 1.7%
PerkinElmer, Inc.	18,780	$3,276,359
Healthcare Services — 4.6%
Anthem, Inc.	15,812	7,767,171
Quest Diagnostics, Inc.	7,870	1,077,088
		8,844,259
Home Builders — 1.9%
D.R. Horton, Inc.	48,875	3,641,676
Insurance — 5.5%
Aflac, Inc.	27,022	1,739,946
Berkshire Hathaway, Inc., Class B*	20,743	7,320,412
The Allstate Corp.	11,815	1,636,496
		10,696,854
Internet — 0.4%
F5, Inc.*	3,585	749,086
Iron & Steel — 1.0%
Steel Dynamics, Inc.	22,300	1,860,489
Machinery — Diversified — 2.9%
Altra Industrial Motion Corp.	14,510	564,874
The Middleby Corp.*	4,252	697,073
The Toro Co.	13,164	1,125,391
Westinghouse Air Brake Technologies Corp.	32,800	3,154,376
		5,541,714
Media — 2.7%
Comcast Corp., Class A	112,554	5,269,778
Mining — 1.0%
BHP Group Ltd., ADR	24,145	1,865,201
Miscellaneous Manufacturing — 2.0%
Textron, Inc.	51,652	3,841,876
Oil & Gas — 5.2%
Chevron Corp.	10,344	1,684,314
ConocoPhillips	18,440	1,844,000
EOG Resources, Inc.	25,053	2,987,069
Helmerich & Payne, Inc.	38,712	1,656,099
Phillips 66	21,330	1,842,699
		10,014,181
Pharmaceuticals — 6.1%
Cigna Corp.	15,391	3,687,838
Pfizer, Inc.	53,439	2,766,537
Roche Holding AG, ADR	106,212	5,247,935
		11,702,310
Real Estate — 2.3%
CBRE Group, Inc., Class A*	48,641	4,451,624
Retail — 10.2%
AutoZone, Inc.*	1,260	2,576,171
Lowe's Cos., Inc.	13,080	2,644,645

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Large Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
MSC Industrial Direct Co., Inc., Class A	25,417	$2,165,783
Murphy USA, Inc.	6,286	1,256,948
Target Corp.	23,022	4,885,729
Ulta Beauty, Inc.*	4,640	1,847,741
Walmart, Inc.	29,020	4,321,658
		19,698,675
Semiconductors — 0.8%
MKS Instruments, Inc.	10,620	1,593,000
Telecommunications — 6.4%
Ciena Corp.*	39,276	2,381,304
Cisco Systems, Inc.	62,142	3,465,038
Verizon Communications, Inc.	126,237	6,430,513
		12,276,855
Transportation — 2.7%
Expeditors International of Washington, Inc.	18,120	1,869,259
Knight-Swift Transportation Holdings, Inc.	68,404	3,451,666
		5,320,925
TOTAL COMMON STOCKS (Cost $152,723,747)		188,226,214

REAL ESTATE INVESTMENT TRUSTS — 1.4%
Diversified — 1.4%
Weyerhaeuser Co. (Cost $2,738,286)	71,540	2,711,366

SHORT-TERM INVESTMENTS — 2.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.230%) (Cost $5,272,130)	5,272,130	5,272,130
TOTAL INVESTMENTS — 101.7% (Cost $160,734,163)		$196,209,710
Other Assets & Liabilities — (1.7)%		(3,310,854)
TOTAL NET ASSETS — 100.0%		$192,898,856

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
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